Exhibit 99.1

World Omni Select Auto Trust 2019-A
Monthly Servicer Certificate
August 31, 2020

Dates Covered
Collections Period	08/01/20 - 08/31/20
Interest Accrual Period	08/17/20 - 09/14/20
30/360 Days	30
Actual/360 Days	29
Distribution Date	09/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/20	527,704,673.48	23,642
Principal Payments	19,901,702.64	688
Defaulted Receivables	1,356,527.79	67
Repurchased Accounts	0.00	0
Pool Balance at 08/31/20	506,446,443.05	22,887

Pool Statistics	$ Amount	# of Accounts
Pool Factor	68.04%
Prepayment ABS Speed	1.85%
Aggregate Starting Principal Balance	744,382,102.38	30,000

Delinquent Receivables:
Past Due 31-60 days	16,062,200.50	705
Past Due 61-90 days	5,382,144.74	243
Past Due 91-120 days	1,149,237.97	58
Past Due 121+ days	0.00	0
Total	22,593,583.21	1,006

Total 31+ Delinquent as % Ending Pool Balance	4.46%
Total 61+ Delinquent as % Ending Pool Balance	1.29%
Delinquency Trigger Occurred	NO

Recoveries	1,447,530.52
Aggregate Net Losses/(Gains) - August 2020	(91,002.73)
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-0.21%
Prior Net Losses Ratio	0.86%
Second Prior Net Losses Ratio	0.73%
Third Prior Net Losses Ratio	4.17%
Four Month Average	1.39%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.83%

Overcollateralization Target Amount	65,838,037.60
Actual Overcollateralization	65,838,037.60
Weighted Average APR	8.87%
Weighted Average Remaining Term	58.10

Flow of Funds	$ Amount

Collections	28,270,180.79
Investment Earnings on Cash Accounts	1,261.39
Servicing Fee (1)	(549,692.37)
Transfer to Collection Account	0.00
Available Funds	27,721,749.81

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per calendar year)	0.00
(2) Class A Interest	488,827.54
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	107,704.33
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Class C Interest	75,307.17
(7) Noteholders' Third Priority Principal Distributable Amount	0.00
(8) Class D Interest	69,908.42
(9) Noteholders' Fourth Priority Principal Distributable Amount	0.00
(10) Class E Interest	0.00
(11) Noteholders' Fifth Priority Principal Distributable Amount	0.00
(12) Required Reserve Account	0.00
(13) Noteholders' Principal Distributable Amount	18,494,660.48
(14) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(15) Distribution to Certificateholders	5,718,341.87
(16) Collection Account Redeposits	2,767,000.00

Total Distributions of Available Funds	27,721,749.81

Servicing Fee	549,692.37
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	541,890,000.00
Original Class B	59,560,000.00
Original Class C	37,970,000.00
Original Class D	32,390,000.00
Original Class E	16,750,000.00

Total Class A, B, C, D, & E
Note Balance @ 08/17/20	459,103,065.93
Principal Paid	18,494,660.48
Note Balance @ 09/15/20	440,608,405.45

Class A-1
Note Balance @ 08/17/20	0.00
Principal Paid	0.00
Note Balance @ 09/15/20	0.00
Note Factor @ 09/15/20	0.0000000%

Class A-2a
Note Balance @ 08/17/20	151,285,691.61
Principal Paid	15,327,766.56
Note Balance @ 09/15/20	135,957,925.05
Note Factor @ 09/15/20	56.1809608%

Class A-2b
Note Balance @ 08/17/20	31,257,374.32
Principal Paid	3,166,893.92
Note Balance @ 09/15/20	28,090,480.40
Note Factor @ 09/15/20	56.1809608%

Class A-3
Note Balance @ 08/17/20	129,890,000.00
Principal Paid	0.00
Note Balance @ 09/15/20	129,890,000.00
Note Factor @ 09/15/20	100.0000000%

Class B
Note Balance @ 08/17/20	59,560,000.00
Principal Paid	0.00
Note Balance @ 09/15/20	59,560,000.00
Note Factor @ 09/15/20	100.0000000%

Class C
Note Balance @ 08/17/20	37,970,000.00
Principal Paid	0.00
Note Balance @ 09/15/20	37,970,000.00
Note Factor @ 09/15/20	100.0000000%

Class D
Note Balance @ 08/17/20	32,390,000.00
Principal Paid	0.00
Note Balance @ 09/15/20	32,390,000.00
Note Factor @ 09/15/20	100.0000000%

Class E
Note Balance @ 08/17/20	16,750,000.00
Principal Paid	0.00
Note Balance @ 09/15/20	16,750,000.00
Note Factor @ 09/15/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	741,747.46
Total Principal Paid	18,494,660.48
Total Paid	19,236,407.94

Class A-1
Coupon	2.12123%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	2.06000%
Interest Paid	259,707.10
Principal Paid	15,327,766.56
Total Paid to A-2a Holders	15,587,473.66

Class A-2b
One-Month Libor	0.16188%
Coupon	0.50188%
Interest Paid	12,637.11
Principal Paid	3,166,893.92
Total Paid to A-2b Holders	3,179,531.03

Class A-3
Coupon	2.00000%
Interest Paid	216,483.33
Principal Paid	0.00
Total Paid to A-3 Holders	216,483.33

Class B
Coupon	2.17000%
Interest Paid	107,704.33
Principal Paid	0.00
Total Paid to B Holders	107,704.33

Class C
Coupon	2.38000%
Interest Paid	75,307.17
Principal Paid	0.00
Total Paid to C Holders	75,307.17

Class D
Coupon	2.59000%
Interest Paid	69,908.42
Principal Paid	0.00
Total Paid to D Holders	69,908.42

Class E
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to E Holders	0.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.0772445
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	26.8599112
Total Distribution Amount	27.9371557

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	1.0731698
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	63.3378783
Total A-2a Distribution Amount	64.4110481

A-2b Interest Distribution Amount	0.2527422
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	63.3378784
Total A-2b Distribution Amount	63.5906206

A-3 Interest Distribution Amount	1.6666666
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.6666666

B Interest Distribution Amount	1.8083333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8083333

C Interest Distribution Amount	1.9833334
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.9833334

D Interest Distribution Amount	2.1583334
D Interest Carryover Shortfall	0.0000000
D Principal Distribution Amount	0.0000000
Total D Distribution Amount	2.1583334

E Interest Distribution Amount	0.0000000
E Interest Carryover Shortfall	0.0000000
E Principal Distribution Amount	0.0000000
Total E Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Fourth Priority Principal Distributable Amount	0.00
Noteholders' Fifth Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 08/17/20	3,721,910.51
Investment Earnings	472.89
Investment Earnings Paid	(472.89)
Deposit/(Withdrawal)	-
Balance as of 09/15/20	3,721,910.51
Change	-

Required Reserve Amount	3,721,910.51

Other Servicing Information	Current Month	Prior Month	Two Months Prior

Principal Balance of Receivables extended during the Collection Period	$7,919,827.07	$25,518,407.94	$32,886,070.07
Number of Extensions	316	1,015	1,311
Ratio of extensions to Beginning of Period Receivables Balance	1.50%	4.65%	5.78%

Credit Risk Retention Information

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Sale and Servicing Agreement), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding all the limited liability company interests in World Omni Auto Receivables LLC (“WOAR”), which in turn retains the Certificates (as defined in the Sale and Servicing Agreement) issued by World Omni Select Auto Trust 2019-A, such Certificates representing at least 5% of the aggregate nominal value of the Receivables (as defined in the Sale and Servicing Agreement) in the pool.

World Omni has not (and has not permitted WOAR or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules. Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.

(1)	The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.
Such amounts have priority prior to the application of Available Funds.